The Target Portfolio Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

July 15, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: The Target Portfolio Trust
Form N-1A Post-Effective Amendment No. 46 to the Registration

Statement under the Securities Act of 1933 (1933 Act);

Amendment No. 46 to the Registration Statement under

the Investment Company Act of 1940 (1940 Act)

Securities Act Registration No. 33-50476

Investment Company Act No. 811-07064

Dear Sir or Madam:

On behalf of The Target Portfolio Trust (the Registrant), transmitted herewith for filing is Post-Effective Amendment No. 46 to the Registration Statement under the 1933 Act and Amendment No. 46 to the Registration Statement under the 1940 Act (the Amendment).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to amend the Registrant’s Registration Statement to add a new class of shares to Target Small Capitalization Value Portfolio, a series of the Registrant. The new class of shares will be known as Class Q.

The Registrant intends to file a subsequent post-effective amendment on or before September 12, 2014 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 367-7659. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Melissa Gonzalez

Melissa Gonzalez

Director, Corporate Counsel